Loans Receivable and Allowance for Loan Losses (Summary of Allowances on Loans Receivable, by Class) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		$ 21,620	$ 21,618	$ 14,391
Provision charged to operating expenses	3,600	10,100	20,592	21,000
Recoveries of loans previously charged-off		919	445	522
Loans charged-off		(7,357)	(21,035)	(14,295)
Allowance for loan losses, ending		25,282	21,620	21,618
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		8,400	9,679
Provision charged to operating expenses		3,634	6,510
Recoveries of loans previously charged-off		227	156
Loans charged-off		(2,302)	(7,945)
Allowance for loan losses, ending		9,959	8,400
Commercial tax-exempt [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		79	86
Provision charged to operating expenses		4	(7)
Recoveries of loans previously charged-off		0	0
Loans charged-off		0	0
Allowance for loan losses, ending		83	79
Owner occupied real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		729	910
Provision charged to operating expenses		2,165	13
Recoveries of loans previously charged-off		7	60
Loans charged-off		(772)	(254)
Allowance for loan losses, ending		2,129	729
Commercial construction and land development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		7,840	5,420
Provision charged to operating expenses		243	13,038
Recoveries of loans previously charged-off		517	11
Loans charged-off		(1,378)	(10,629)
Allowance for loan losses, ending		7,222	7,840
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		3,241	4,002
Provision charged to operating expenses		2,498	76
Recoveries of loans previously charged-off		97	15
Loans charged-off		(1,853)	(852)
Allowance for loan losses, ending		3,983	3,241
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		435	442
Provision charged to operating expenses		193	113
Recoveries of loans previously charged-off		4	68
Loans charged-off		(308)	(188)
Allowance for loan losses, ending		324	435
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		831	702
Provision charged to operating expenses		639	1,161
Recoveries of loans previously charged-off		67	135
Loans charged-off		(744)	(1,167)
Allowance for loan losses, ending		793	831
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, beginning		65	377
Provision charged to operating expenses		724	(312)
Recoveries of loans previously charged-off		0	0
Loans charged-off		0	0
Allowance for loan losses, ending		$ 789	$ 65